Income Taxes - Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details)	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	95.00%	13.00%	15.00%
Additional tax deduction			(6.00%)
Effect of preferential tax rate	(32.00%)
Effect of different tax rate of subsidiary operation in other jurisdiction	23.00%	(1.00%)	19.00%
Effect of valuation allowance	5.00%	2.00%
Effective tax rate	116.00%	39.00%	53.00%